Investments (Details Textual) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 09, 2014	Apr. 12, 2013 exchange_right	Apr. 10, 2013	Jun. 20, 2014	Jun. 16, 2014
Gain (Loss) on Investments [Line Items]
Investment in beneficial interest	$ 69,590,000		$ 1,421,443	$ 0
Real Estate Exchange Rights, Right To Acquire Beneficial Interest							2
Payments to Acquire Equity Method Investments	68,424,000	1,440,000	1,440,000	0	0
Payments to Acquire Land	7,544,000	0
Delaware Statutory Trust
Gain (Loss) on Investments [Line Items]
Equity method investment, ownership percentage							10.00%	10.00%
Investment in beneficial interest			1,421,443
Joint Venture, Affiliate of Digital Realty Trust, Inc. [Member]
Gain (Loss) on Investments [Line Items]
Equity method investment, ownership percentage						80.00%
Investment in beneficial interest	68,219,000		0
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities						102,000,000
Equity Method Investment, Area of Real Estate Property						132,000
Equity Method Investment, Lessor Leasing Arrangements, Operating Leases, Term of Contract						8 years
Payments to Acquire Equity Method Investments	68,424,000					68,400,000
Equity Method Investment, Summarized Financial Information, Noncurrent Assets						187,500,000
Delaware Statutory Trust
Gain (Loss) on Investments [Line Items]
Equity Method Investment, Payments to Acquire Buildings								36,400,000
Equity method investment, ownership percentage							10.00%
Investment in beneficial interest	1,371,000		1,421,000
Equity Method Investment, Summarized Financial Information, Liabilities and Equity								39,600,000
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities								23,600,000
Equity Method Investment Summarized Financial Information, Equity								16,000,000
Equity Method Investment, Lessor Leasing Arrangements, Operating Leases, Term of Contract								9 years
Real Estate Exchange Rights, Right To Acquire Beneficial Interest							2
Minimum Holding Period for Redemption of Stock	1 year						1 year
WR Griffin Patterson, LLC [Member]
Gain (Loss) on Investments [Line Items]
Equity Method Investment, Area of Real Estate Property										1,500,000
Equity Method Investment, Lessor Leasing Arrangements, Operating Leases, Term of Contract										15 years
Payments to Acquire Land									$ 15,000,000